Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 — Property and Equipment

Property and equipment at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Leasehold Improvements	$323,281	$323,281
Machinery and Equipment	1,177,280	1,087,679
Building and Land	1,650,000	3,150,000
Furniture and Fixtures	578,843	543,366
Total property and equipment	3,729,404	5,104,326

Less: Accumulated depreciation	(1,010,268)	(948,651)
Property and equipment, net	$2,719,136	$4,155,675

Depreciation expense for the six months ended June 30, 2021 and 2020 was $194,255 and $223,489, respectively.

Note 5 — Property and Equipment

Property and Equipment at December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Leasehold Improvements	323,281	323,281
Machinery and Equipment	1,087,679	1,052,203
Building and Land	3,150,000	3,150,000
Furniture and Fixtures	543,366	543,366
Total property and equipment	5,104,326	5,068,850

Less: Accumulated depreciation	(948,651)	(494,768)
Property and equipment, net	4,155,675	4,574,082

Depreciation expense for the years ending December 31, 2020 and 2019 was $453,887 and $371,152, respectively.